INCOME TAXES - Disclosure of non-capital loss carryforwards (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 3,684,658	$ 1,350,310
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	2,937
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	15,506
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	57,655
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	59,622
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	117,154
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	122,790
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	138,822
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	127,413
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	675,203
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carryforwards	$ 2,367,556